ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Management Commentary Explanatory [Line Items]
Financial assets	$ 59,010	$ 61,175
Other financial assets	28,324	26,899
Common Equity in Managed Investments	0	0
Corporation's Capital	401,952	355,965
Equity	168,242	141,891
Non-controlling interest - preferred equity	230	230
Financial liabilities	287,864	266,821
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,160	11,390
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	122,465	98,138
Non-controlling interest - preferred equity	122,465	98,138
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,674	39,608
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	117,318	92,991
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,147	5,147
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	4,004	6,870
Common Equity in Managed Investments	53,523	49,391
Other Assets and Liabilities	506	(2,170)
Corporation's Capital	58,167	55,373
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,160	11,390
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,674	39,608
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	$ 230	$ 230